Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

7. Leases

The Group recognises lease liabilities in relation to leases of various properties, vessel communication equipment and certain printers.

On February 24, 2016, GasLog’s subsidiary, GAS-twenty six Ltd., completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui & Co., Ltd. (“Mitsui”). Mitsui has the right to on-sell and lease back the vessel. The vessel was sold to Mitsui for a cash consideration of $217,000. GasLog leased back the vessel under a bareboat charter from Mitsui for a period of up to 20 years. GasLog has the option to repurchase the vessel on pre-agreed terms no earlier than the end of year ten and no later than the end of year 17 of the bareboat charter. The bareboat hire is fixed and GasLog had a holiday period for the first 210 days, which expired on September 21, 2016. This leaseback meets the definition of a finance lease under IAS 17 Leases.

On October 26, 2021, GasLog Partners’ subsidiary, GAS-three Ltd., and GasLog’s subsidiary, GAS-ten Ltd. completed the sale and leaseback of the GasLog Shanghai and the GasLog Salem, respectively, with a wholly-owned subsidiary of CDBL. CDBL has the right to sell the vessels to third parties. The vessels were sold to CDBL for net proceeds of $242,979. GasLog Partners and GasLog, respectively, leased back the vessels under bareboat charters from CDBL for a period of five years with no repurchase option or obligation. These sale and leasebacks meet the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $173,550 and a corresponding lease liability of $118,176.

On March 28, 2022, GasLog’s subsidiary, GAS-six Ltd. completed the sale and leaseback of the GasLog Skagen with a wholly-owned subsidiary of CDBL. CDBL has the right to sell the vessel to third parties. The vessel was sold to CDBL for net proceeds of $123,448. GasLog leased back the vessel under a bareboat charter from CDBL for a period of five years with no repurchase option or obligation. The sale and leaseback meets the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $83,969 and a corresponding lease liability of $57,412.

On October 31, 2022, GasLog Partners’ subsidiary, GAS-twenty one Ltd. completed the sale and leaseback of the Methane Heather Sally with an unrelated third party (which has the right to sell the vessel to third parties) for net proceeds of $49,472. GasLog Partners leased back the vessel under a bareboat charter until the middle of 2025, with no repurchase option or obligation. The sale and leaseback meets the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $30,345 and a corresponding lease liability of $18,719.

On March 30, 2023, GasLog Partner’s subsidiary, GAS-five Ltd., and GasLog’s subsidiary, GAS-nine Ltd. completed the sale and leaseback of the GasLog Sydney and the GasLog Saratoga, respectively, with a wholly-owned subsidiary of CDBL. The vessels were sold to CDBL for net proceeds of $278,297 and leased back under bareboat charters for a period of five years with no repurchase option or obligation. These sale and leasebacks meet the definition of a lease under IFRS 16 Leases, resulting in the recognition of right-of-use assets of $136,037 and corresponding lease liabilities of $111,578.

The movements in right-of-use assets are reported in the following table:

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Properties	Other	Total
As of January 1, 2022	356,555	1,640	4,823	17	363,035
Additions/(write-offs), net	114,271	896	(1,238)	—	113,929
Depreciation	(57,675)	(1,674)	(1,127)	(3)	(60,479)
As of December 31, 2022	413,151	862	2,458	14	416,485
Additions, net	143,561	2,398	134	—	146,093
Depreciation	(91,877)	(1,258)	(839)	(1)	(93,975)
As of December 31, 2023	464,835	2,002	1,753	13	468,603

An analysis of the lease liabilities is as follows:

	Lease Liabilities
	2022	2023
As of January 1,	302,850	336,376
Additions, net	75,788	109,907
Interest expense on leases (Note 19)	13,639	17,227
Payments	(55,901)	(80,085)
As of December 31,	336,376	383,425
Lease liabilities, current portion	48,548	70,979
Lease liabilities, non-current portion	287,828	312,446
Total	336,376	383,425

An amount of $320 has been recognized in the consolidated statement of profit or loss for the year ended December 31, 2023 ($337 for the year ended December 31, 2022), which represents the lease expense incurred for low value leases not included in the measurement of the right-of-use assets and the lease liability.

An amount of $82 has been recognized in the consolidated statement of profit or loss for the year ended December 31, 2023 ($6 for the year ended December 31, 2022), which represents the lease expense incurred for short-term leases not included in the measurement of the right-of-use assets and lease liability.

An amount of $183,472 has been recognized in the consolidated statement of profit or loss for the year ended December 31, 2023 ($108,773 for the year ended December 31, 2022, $42,034 for the year ending December 31, 2021), which represents the revenue from subleasing right-of-use assets.